                      Filed Pursuant to Rule 497(e) as amended by Regulation S-T
                                                    File Nos. 811-6229; 33-37783


--------------------------------------------------------------------------------
                                  GOVETT FUNDS
                       SUPPLEMENT DATED DECEMBER 7, 1998
         TO THE CLASS A RETAIL SHARES PROSPECTUS DATED DECEMBER 7, 1998
                      EFFECTIVE THROUGH DECEMBER 31, 1998
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS.

The following paragraphs are substituted for the similarly identified paragraphs in the section "Summary of Investor Costs" through December 31, 1998. The table on page 5 in the prospectus shows investor costs effective January 1, 1999.

"B.  ANNUAL OPERATING EXPENSES FOR CLASS A OF EACH FUND

                                                                                                               TOTAL OPERATING
                                                                              OTHER EXPENSES                      EXPENSES
                                                                                  (AFTER                           (AFTER
FUND                            MANAGEMENT FEE          12B-1 FEES           REIMBURSEMENT)/2/                REIMBURSEMENT)/2/
--------------------------      --------------          ----------           -----------------                -----------------
International Equity                 1.00%                 0.35%                   1.15%                           2.50%
Emerging Markets Equity              1.00%                 0.35%                   1.15%                           2.50%
International Smaller
  Companies                          1.00%                 0.35%                   1.15%                           2.50%
Smaller Companies                    1.00%                 0.35%                   0.60%                           1.95%
Global Income                        0.75%                 0.35%                   0.65%                           1.75%

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses through December 31, 1998 to the extent necessary to limit total annual Fund Operating Expenses to the percentages listed above under "Total Operating Expenses". Long-term Fund shareholders may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD").

C.  EXAMPLES OF EXPENSES

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return/3/ and (2) redemption at the end of each time period:

FUND                                        1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------------      -------------------      -------------------      -------------------      -------------------
International Equity                           $25                      $78                     $133                     $284
Emerging Markets Equity                         25                       78                      133                      284
International Smaller
  Companies                                     25                       78                       --                       --
Smaller Companies                               20                       61                      105                      227
Global Income                                   18                       55                       95                      206

The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in Class A Retail shares of the
Funds.   THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds."

                      Filed Pursuant to Rule 497(e) as amended by Regulation S-T
                                                    File Nos. 811-6229; 33-37783


--------------------------------------------------------------------------------
                                  GOVETT FUNDS
                       SUPPLEMENT DATED DECEMBER 7, 1998
          TO THE INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 7, 1998
                      EFFECTIVE THROUGH DECEMBER 31, 1998
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS.

The following paragraphs are substituted for the similarly identified paragraphs in the section "Summary of Investor Costs" through December 31, 1998. The table on page 3 in the prospectus shows investor costs effective January 1, 1999.

"B.  ANNUAL OPERATING EXPENSES FOR INSTITUTIONAL CLASS OF EACH FUND

                                                                                                               TOTAL OPERATING
                                                                              OTHER EXPENSES                      EXPENSES
                                                                                  (AFTER                           (AFTER
FUND                            MANAGEMENT FEE          12B-1 FEES           REIMBURSEMENT)/2/                REIMBURSEMENT)/2/
--------------------------      --------------          ----------           -----------------                -----------------
International Equity                 1.00%                 NONE                    0.75%                           1.75%
Emerging Markets Equity              1.00%                 NONE                    0.75%                           1.75%
International Smaller
  Companies                          1.00%                 NONE                    0.75%                           1.75%
Smaller Companies                    1.00%                 NONE                    0.20%                           1.20%
Global Income                        0.75%                 NONE                    0.40%                           1.15%

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses through December 31, 1998 to the extent necessary to limit total annual Fund Operating Expenses. With respect to all Funds, the amount of that limitation is the percentage listed above under "Total Operating Expenses" for such Fund.

C.  EXAMPLES OF EXPENSES

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return/3/ and (2) redemption at the end of each time period:

FUND                                        1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------------      -------------------      -------------------      -------------------      -------------------
International Equity                           $18                      $55                     $95                      $206
Emerging Markets Equity                         18                       55                      95                       206
International Smaller
  Companies                                     18                       55                      --                        --
Smaller Companies                               12                       38                      66                       145
Global Income                                   12                       37                      63                       140

The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in Institutional Class shares
of the Funds.   THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST OR FUTURE FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds."